Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012

Actuarial loss relating to pension	(39.4)	(32.8)
Total accumulated other comprehensive loss	(39.4)	(32.8)

For actuarial loss related to pension, the accumulated applicable amount of income taxes related to companies domiciled in Norway, where the tax rate is 28%, amounted to US$15.3 million and US$12.8 million at December 31, 2013 and 2012, respectively.